UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

November 30, 2015

CSI-QTLY-0116
1.824280.110

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
California - 94.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):	$	$
Series 2011 A:
5% 8/1/17	5,065,000	5,424,007
5% 8/1/18	2,645,000	2,908,892
5% 8/1/22	1,655,000	1,935,870
Series 2012 A:
4% 8/1/21	1,200,000	1,340,772
5% 8/1/19	1,200,000	1,354,548
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,627,849
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,718,691
Series 2013 A:
5% 10/1/19	1,000,000	1,140,120
5% 10/1/20	1,730,000	2,017,076
5% 10/1/21	2,725,000	3,236,837
Alameda County Wtr. District Rev.:
2.5% 6/1/16	1,070,000	1,081,941
3% 6/1/16	525,000	532,156
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	383,945
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	429,760
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	516,754
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000,000	1,007,210
1.875%, tender 4/1/19 (a)	16,250,000	16,503,988
Series 2014 E, 2% 4/1/34	3,000,000	3,027,600
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,177,412
Series 2011 N, 5% 5/1/19	5,000,000	5,670,850
5% 5/1/22	7,000,000	8,477,840
California Econ. Recovery:
Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	459,604
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,650,145
5% 7/1/19 (Escrowed to Maturity)	7,300,000	8,337,549
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	5,000,000	5,136,750
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	2,705,000	3,113,185
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	1,595,000	1,835,686
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	3,115,000	3,557,735
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008, 5% 4/1/16	400,000	406,260
Series U5, 5% 5/1/21	8,000,000	9,550,960
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/18	255,000	275,222
5% 9/1/16	300,000	310,362
5% 9/1/17	400,000	429,620
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	7,000,000	7,434,910
Series 2015, 5% 3/1/24	10,000,000	12,235,400
4% 5/1/23	2,440,000	2,790,823
5% 12/1/15	15,000,000	15,000,000
5% 9/1/21	6,080,000	7,239,517
5% 9/1/21	2,000,000	2,381,420
5% 2/1/22	3,850,000	4,615,034
5.25% 9/1/22	12,390,000	15,172,422
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,016,380
4% 11/15/17	1,000,000	1,044,710
5% 11/15/21	1,450,000	1,652,681
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	519,115
(Sutter Health Proj.):
Series 2008 A, 5.5% 8/15/16	1,900,000	1,968,609
Series 2011 B, 4% 8/15/17	1,000,000	1,055,660
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.81%, tender 7/1/17 (a)	3,000,000	3,025,860
Series 2011 A, 5% 3/1/19	5,010,000	5,617,362
Series 2011 D:
5% 8/15/19	1,500,000	1,713,270
5% 8/15/20	1,460,000	1,704,769
Series 2011:
5% 8/15/19	2,000,000	2,283,580
5% 8/15/20	2,000,000	2,343,260
Series 2014 A:
5% 10/1/19	1,250,000	1,430,700
5% 10/1/20	1,200,000	1,401,576
5% 10/1/21	500,000	594,225
5% 10/1/22	1,650,000	1,987,772
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,562,650
5% 7/1/18	1,645,000	1,784,364
5% 7/1/20	875,000	980,718
Series 2010 A. 5% 7/1/22	1,850,000	2,049,689
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (a)	5,000,000	4,996,250
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.5%, tender 4/1/16 (a)	12,000,000	11,998,800
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	2,997,447
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,263,220
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,614,635
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	8,100,000	8,831,592
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,177,430
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,130,610
4% 9/1/22	1,000,000	1,140,480
4% 9/1/23	1,000,000	1,126,920
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,135,306
Series 2011 A, 5% 10/1/21	4,230,000	5,019,360
Series 2012 A, 5% 4/1/20	1,800,000	2,078,532
Series 2012 G, 5% 11/1/21	1,500,000	1,781,880
Series 2014 H, 5% 12/1/18	5,000,000	5,582,250
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,094,443
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,457,860
Series 2009 A, 5% 4/1/19	1,000,000	1,126,730
Series 2009 J, 5% 11/1/17	2,700,000	2,915,163
Series 2014 B:
5% 10/1/21	1,000,000	1,186,610
5% 10/1/22	1,225,000	1,470,539
Series 2014 C:
5% 10/1/21	1,355,000	1,607,857
5% 10/1/22	1,000,000	1,200,440
Series 2014 G, 5% 1/1/18	5,000,000	5,425,350
5% 9/1/20	3,500,000	4,074,595
California State Univ. Rev. Series 2009 A, 5% 11/1/16	1,485,000	1,548,454
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (a)	540,000	557,480
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	520,800
5% 11/1/18	500,000	554,950
(John Muir Health Proj.) Series 2006 A, 5% 8/15/18	3,250,000	3,354,130
2.1% 10/1/19	2,200,000	2,201,342
2.4% 10/1/20	1,250,000	1,250,538
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,155,758
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,180,084
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,821,572
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.499%, tender 12/1/15 (a)	7,000,000	6,998,880
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,378,137
5% 9/1/20	1,285,000	1,472,417
5% 9/1/22	500,000	585,920
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,501,819
4% 9/1/20	1,665,000	1,806,325
Cupertino California Union School District 4% 8/1/16	1,825,000	1,869,804
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,020,060
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	563,125
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,200,151
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	624,488
5% 9/1/22	1,295,000	1,527,297
Elk Grove Fin. Auth. Spl. Tax Rev. Series 2015:
5% 9/1/22	425,000	498,325
5% 9/1/23	775,000	914,206
5% 9/1/24	1,000,000	1,183,170
Fullerton School District:
4% 8/1/16	525,000	537,889
4% 8/1/17	600,000	633,150
5% 8/1/18	500,000	553,080
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,887,900
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,068,996
5% 11/1/17	1,080,000	1,154,110
5% 11/1/18	1,135,000	1,241,940
5% 11/1/19	635,000	706,311
5% 11/1/20	670,000	754,206
5% 11/1/21	455,000	515,797
5% 11/1/22	745,000	850,336
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,145,920
4% 9/2/20	1,000,000	1,082,100
5% 9/2/20	800,000	903,888
5% 9/2/22	750,000	862,208
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	581,585
5% 9/1/21	615,000	728,566
5% 9/1/22	615,000	739,882
5% 9/1/23	1,205,000	1,466,027
Series 2013 A:
5% 9/1/21	1,000,000	1,154,370
5% 9/1/22	2,000,000	2,323,300
5% 9/1/23	1,500,000	1,748,700
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/16	100,000	102,455
4% 8/1/17	175,000	184,669
5% 8/1/19	250,000	285,568
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,452,236
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,603,072
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,993,920
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	581,335
5% 3/1/21	500,000	587,655
5% 9/1/21	1,270,000	1,503,756
5% 3/1/22	1,000,000	1,194,700
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,320,010
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,153,700
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.):
Series 2014 B2, 3% 11/15/20	1,525,000	1,527,837
Series 2014 B3, 2.5% 11/15/20	4,500,000	4,506,615
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,697,350
Series 2014 B, 5% 7/1/19	450,000	512,762
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,952,364
Series 2014 A, 5% 5/1/23	475,000	570,884
Series 2014 B, 5% 5/1/23	200,000	240,372
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,521,713
Series 2004 I, 5% 7/1/16	3,180,000	3,266,973
Series 2004 J, 4% 1/1/16	5,800,000	5,818,444
Series 2005 K:
4% 1/1/16	3,860,000	3,872,275
4% 1/1/17	1,760,000	1,828,464
Series 2014 B, 5% 7/1/17	20,000,000	21,373,178
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,130,366
Series 2012 A, 5% 10/1/19	5,000,000	5,702,600
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	6,068,700
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A, 4% 7/1/17	85,000	89,352
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/16 (Escrowed to Maturity)	1,925,000	1,959,169
3% 8/1/17 (Escrowed to Maturity)	1,735,000	1,800,774
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,198,220
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	546,746
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,199,087
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	640,344
4% 8/1/17	500,000	527,625
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A, 4% 8/1/16	1,335,000	1,367,053
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	1,992,244
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,026,930
5% 7/1/17	2,750,000	2,935,213
Oakland St Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	4,003,965
5% 12/1/20	8,110,000	9,475,237
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	667,150
Series 2013:
5% 8/1/17	2,250,000	2,393,618
5% 8/1/18	1,000,000	1,087,940
5% 8/1/19	1,000,000	1,111,360
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,361,860
5% 8/1/24	1,900,000	2,232,215
5% 8/1/24 (FSA Insured)	2,020,000	2,404,083
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,915,252
Ohlone Cmnty. College District Series 2010:
4% 8/1/17	450,000	474,863
4% 8/1/18	200,000	216,706
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,676,405
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/16	100,000	103,006
4% 10/1/17	420,000	444,175
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,444,167
4% 6/1/20	1,560,000	1,737,528
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,699,264
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
5% 8/1/17	470,000	503,718
5% 8/1/18	505,000	559,601
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,218,256
5% 6/15/24	2,440,000	2,943,592
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,073,660
4% 9/1/20	1,170,000	1,242,634
4% 9/15/20	340,000	362,692
4% 9/15/21	325,000	349,096
5% 9/1/21	1,230,000	1,380,946
5% 9/1/22	1,000,000	1,133,660
5% 9/1/23	1,350,000	1,549,355
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	975,006
5% 9/1/18	650,000	718,335
5% 9/1/19	1,370,000	1,555,717
5% 9/1/20 (FSA Insured)	1,175,000	1,364,974
5% 9/1/21 (FSA Insured)	1,000,000	1,181,050
5% 9/1/22 (FSA Insured)	1,400,000	1,674,456
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,110,194
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,092,856
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,581,524
5% 8/1/24	1,500,000	1,812,435
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,070,000	1,188,941
Series 1993 B, 5.4% 11/1/20	2,440,000	2,711,230
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,308,354
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,019,710
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,673,865
5% 8/15/20	5,500,000	6,441,270
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	221,697
5% 8/1/17	150,000	160,761
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,722,168
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,359,427
5% 8/1/22 (FSA Insured)	1,500,000	1,798,965
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,879,993
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,376,050
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,115,250
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,632,003
5% 10/15/25	1,605,000	1,950,749
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	8,166,697
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,303,550
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	11,388,639
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
4% 8/1/17	2,400,000	2,524,416
5% 8/1/18	2,500,000	2,753,575
5% 8/1/20	1,000,000	1,156,490
5% 8/1/21	1,000,000	1,172,650
5% 8/1/22	175,000	208,185
5% 8/1/19	2,050,000	2,321,092
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,120,612
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,744,978
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	800,000	809,976
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,497,084
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,135,965
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	388,200
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	190,983
5% 8/1/21 (FSA Insured)	150,000	176,340
5% 8/1/23 (FSA Insured)	400,000	482,312
5% 8/1/24 (FSA Insured)	750,000	912,120
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,379,392
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,323,058
Series 2013 A, 4% 6/1/21	1,000,000	1,130,250
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,215,560
5% 10/1/23	900,000	1,086,741
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,088,545
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,948,346
5% 8/15/21	7,105,000	8,523,016
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	415,317
5% 6/15/20 (FSA Insured)	1,000,000	1,153,780
5% 6/15/21 (FSA Insured)	500,000	587,070
5% 6/15/22 (FSA Insured)	1,000,000	1,189,620
5% 6/15/23 (FSA Insured)	630,000	758,142
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,085,134
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N, 5% 5/15/16	1,000,000	1,020,110
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	968,845
4% 6/1/20	770,000	861,907
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A, 5% 12/1/15	300,000	300,000
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,091,420
5% 8/15/21	750,000	852,848
5% 8/15/22	750,000	858,998
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,974,350
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,804,446
5% 7/1/21 (FSA Insured)	1,200,000	1,401,516
5% 7/1/22 (FSA Insured)	1,220,000	1,443,687
Sweetwater Union High School District:
4.5% 9/1/17	500,000	532,970
5% 9/1/19	1,000,000	1,133,600
5% 9/1/20	1,000,000	1,157,700
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,250,000	1,448,538
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,115,520
5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,750,000	2,027,953
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	956,943
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,207,052
Series 2009 O:
5% 5/15/17	950,000	1,010,829
5% 5/15/17 (Escrowed to Maturity)	50,000	53,156
Series S:
5% 5/15/16	1,780,000	1,818,412
5% 5/15/16 (Escrowed to Maturity)	5,000	5,108
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,003,220
5% 1/1/17	2,115,000	2,195,455
5% 1/1/18	2,220,000	2,357,174
Vacaville Unified School District:
Series 2014 C:
3% 8/1/16 (Build America Mutual Assurance Insured)	940,000	956,873
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,086,908
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,427,713
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,818,650
Series 2015 A:
4% 8/1/17	1,000,000	1,055,250
4% 8/1/18	845,000	913,952
5% 8/1/19	300,000	341,286
5% 8/1/20	200,000	233,260
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	287,803
5% 1/1/21	250,000	293,293
5% 1/1/22	350,000	417,760
Washington Township Health Care District Rev.:
Series 2009 A, 5% 7/1/16	200,000	204,466
Series 2010 A, 5% 7/1/17	1,000,000	1,055,000
West Contra Costa Unified School District:
Series 2012 B:
3% 8/1/16	1,000,000	1,017,950
4% 8/1/17	850,000	896,963
Series 2014 A:
4% 8/1/17	1,200,000	1,266,300
4% 8/1/20	2,715,000	3,036,320
4% 8/1/21	1,355,000	1,531,882
5% 8/1/18	2,630,000	2,904,072
5% 8/1/19	2,325,000	2,644,083
5% 8/1/22	575,000	690,403
5% 8/1/23	1,500,000	1,818,120
Series 2015 B, 5% 8/1/19	1,290,000	1,467,040
5% 8/1/18 (FSA Insured)	1,500,000	1,656,315
5% 8/1/19 (FSA Insured)	1,500,000	1,705,860
Wiseburn Unified School District Series 2015 B:
3% 8/1/16	2,310,000	2,351,465
4% 8/1/17	2,485,000	2,622,296
5% 8/1/18	2,680,000	2,959,283
5% 8/1/19	2,925,000	3,319,670
5% 8/1/21	1,690,000	1,995,755

TOTAL CALIFORNIA		734,692,761

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,724,325
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,029,360
Series 2009 B, 5% 10/1/16	2,000,000	2,064,060

TOTAL VIRGIN ISLANDS		3,093,420

TOTAL MUNICIPAL BONDS
(Cost $720,172,198)		739,510,506
TOTAL INVESTMENT PORTFOLIO - 94.7%
(Cost $720,172,198)		739,510,506
NET OTHER ASSETS (LIABILITIES) - 5.3%		41,545,945
NET ASSETS - 100%		$781,056,451

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $720,172,198 Net unrealized appreciation aggregated $19,338,308, of which $19,529,290 related to appreciated investment securities and $190,982 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

November 30, 2015

CFL-QTLY-0116
1.810701.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount (000s)	Value (000s)
California - 95.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,481
Series 2012 A:
5% 8/1/24	1,050	1,221
5% 8/1/25	1,245	1,439
5% 8/1/27	300	343
5% 8/1/28	400	455
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,554
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,008
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,881
5.3% 10/1/23 (AMBAC Insured)	935	1,001
5.4% 10/1/24 (AMBAC Insured)	4,585	4,915
5.45% 10/1/25 (AMBAC Insured)	5,160	5,535
Series 2013 A:
5% 10/1/24	7,750	9,352
5% 10/1/25	5,245	6,271
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,864
5% 12/1/20 (AMBAC Insured)	2,810	3,041
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,264
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,214
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,210
0% 9/1/22 (FSA Insured)	5,150	4,390
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,405
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,153
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	926
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,814
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,508
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000	1,007
1.875%, tender 4/1/19 (a)	6,250	6,348
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,332
Series 2014 E, 2% 4/1/34	6,000	6,055
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,841
5% 6/1/25	4,355	5,112
5% 6/1/27	2,755	3,203
5% 6/1/28	3,045	3,522
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,500
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,316
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	966
0% 8/1/18 (AMBAC Insured)	2,000	1,879
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,810
Series AI, 5% 12/1/25	2,700	3,191
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,056
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,970
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	3,800	3,904
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,111
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,609
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,081
6% 3/1/38	1,000	1,079
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,267
Series 2010 A, 5% 10/1/25	5,860	6,646
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,358
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,959
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,335
Series 2009, 5% 1/1/39	2,700	2,951
5% 2/1/16	1,270	1,278
5% 2/1/16 (Escrowed to Maturity)	330	333
5% 2/1/17	790	820
5% 2/1/17 (Escrowed to Maturity)	210	221
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	940
4% 9/1/21	1,000	1,085
4% 9/1/22	740	800
4% 9/1/23	1,080	1,165
4% 9/1/24	1,125	1,207
5% 9/1/19	400	455
5% 9/1/39	5,000	5,463
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	40,759
4.5% 8/1/30	3,250	3,376
5% 9/1/17 (Pre-Refunded to 3/1/16 @ 100)	750	759
5% 3/1/19	3,000	3,277
5% 9/1/21	1,000	1,191
5% 8/1/22	1,500	1,574
5% 10/1/22	1,355	1,547
5% 11/1/22	1,600	1,729
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,025
5% 12/1/22	3,500	3,794
5% 3/1/26 (Pre-Refunded to 3/1/16 @ 100)	2,800	2,833
5% 10/1/26	6,065	7,361
5% 9/1/32	9,400	11,100
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,716
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,029
5.25% 3/1/38	11,375	12,405
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,710
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,927
5.5% 11/1/39	1,810	2,080
6% 4/1/18	1,570	1,756
6% 3/1/33	20,050	23,956
6% 4/1/38	1,190	1,376
6.5% 4/1/33	11,650	13,712
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,604
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,874
5% 11/15/23	2,000	2,280
5% 11/15/24	4,500	5,085
5% 11/15/34	3,150	3,385
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,252
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	104
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,686
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,351
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,407
Series 2008 A3, 5.5% 11/15/40	3,090	3,656
Series 2011 A, 5% 3/1/20	3,250	3,729
Series 2011 D:
5% 8/15/22	900	1,071
5% 8/15/23	700	833
5% 8/15/24	1,250	1,478
5% 8/15/25	2,000	2,345
5% 2/1/40	5,000	5,558
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,018
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,164
5% 12/1/32	1,000	1,071
5% 12/1/42	3,000	3,185
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,483
5.25% 2/1/37	1,465	1,519
5.25% 2/1/37 (Pre-Refunded to 2/1/17 @ 100)	1,035	1,091
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	332
5% 7/1/20	500	560
5.125% 7/1/23	1,150	1,272
5.75% 7/1/40	5,155	5,607
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,151
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (b)	1,920	1,907
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	7,783
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,400
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,417
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,895
5% 11/1/21	2,020	2,097
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,539
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,000
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,179
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,083
Series 2011 C:
5% 10/1/27	9,530	11,095
5.25% 10/1/24	4,170	4,965
5.25% 10/1/25	2,875	3,411
5.75% 10/1/31	4,000	4,828
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	3,115	3,396
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,900
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,507
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,863
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,625
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,776
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,504
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,020
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,014
5% 9/1/24	1,865	2,210
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,185
5% 4/1/25	5,300	6,261
Series 2012 G, 5% 11/1/25	2,500	2,968
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,549
5% 12/1/23	2,800	3,297
Series 2009 G1, 5.75% 10/1/30	1,800	2,084
Series 2009 I:
5.5% 11/1/23	1,535	1,766
6.125% 11/1/29	1,200	1,414
6.25% 11/1/21	2,000	2,371
6.375% 11/1/34	3,000	3,581
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,224
5.75% 11/1/28	6,525	7,488
6% 11/1/40	7,240	8,298
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,030	5,341
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,397
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,876
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	129
5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	56
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	3,000	3,393
6.25% 8/15/33 (Pre-Refunded to 8/15/18 @ 100)	2,500	2,861
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,308
Series 2007 A:
4.75% 4/1/33	2,000	2,089
5% 4/1/31	4,900	5,129
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,167
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,873
Series 2005 A, 5.25% 7/1/30	3,320	2,981
Series 2005 H, 5.25% 7/1/25	4,690	4,215
5.375% 6/1/26	2,520	2,939
6% 6/1/33	3,020	3,606
Carlsbad Unified School District Series 2009 B:
0% 5/1/16	1,365	1,363
0% 5/1/17	1,155	1,143
0% 5/1/18	1,335	1,300
0% 5/1/19	1,000	955
0% 5/1/34 (c)	5,300	5,164
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,078
5% 11/1/25 (AMBAC Insured)	3,820	4,117
5% 11/1/33 (AMBAC Insured)	5,000	5,336
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,731
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,290
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,743
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,323
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,323
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	742
5% 9/1/28	1,250	1,403
5% 9/1/32	1,125	1,238
5% 9/1/35	585	634
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,574
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,537
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,142
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,912
5% 8/1/31 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,354
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,897
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,802
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,970
Cupertino California Union School District 5% 8/1/19	1,120	1,280
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	882
5% 9/1/20 (AMBAC Insured)	925	973
5% 9/1/22 (AMBAC Insured)	1,020	1,068
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,340
5% 6/1/28	2,000	2,322
5% 6/1/29	1,650	1,900
5% 6/1/30	2,500	2,864
5% 6/1/31	1,750	1,997
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,222
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,117
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,595
Elk Grove Fin. Auth. Spl. Tax Rev. Series 2015:
5% 9/1/27	1,940	2,257
5% 9/1/28	4,125	4,780
5% 9/1/29	4,325	4,984
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,297
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,985
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,825
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,697
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,213
0% 10/1/25 (AMBAC Insured)	1,665	1,156
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	889
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,810
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,644
0% 11/1/16 (Escrowed to Maturity)	3,500	3,489
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,616
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,168
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,131
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,026
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,067
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,078
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,033
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	6,874
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,618
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,912
5% 9/2/23	1,000	1,162
5% 9/2/24	825	956
5% 9/2/25	500	576
5% 9/2/26	800	915
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,473
5% 9/1/25	1,700	2,068
5% 9/1/26	1,860	2,238
5% 9/1/27	1,725	2,060
5% 9/1/28	1,000	1,187
5% 9/1/29	1,250	1,474
Series 2013 A:
5% 9/1/24	3,830	4,448
5% 9/1/25	4,085	4,704
5% 9/1/26	4,105	4,708
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,000
5% 8/15/28	1,960	2,210
5% 8/15/29	4,225	4,741
5% 8/15/30	4,555	5,085
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	471
5% 8/1/22	450	523
5% 8/1/23	485	563
5% 8/1/24	1,000	1,160
5% 8/1/26	1,370	1,585
5% 8/1/28	760	874
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,490
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,043
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,154
5% 8/1/25	1,000	1,148
5% 8/1/26	1,000	1,143
5% 8/1/27	1,000	1,139
5% 8/1/28	1,000	1,128
5% 8/1/29	1,000	1,115
5% 8/1/30	1,000	1,108
5% 8/1/31	1,000	1,103
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,402
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	386
0% 6/1/28 (FSA Insured)	2,995	1,985
0% 6/1/31 (Escrowed to Maturity)	1,465	949
0% 6/1/31 (FSA Insured)	8,285	4,723
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,184
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,553
Series A, 5.75% 8/1/33	2,800	3,214
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,822
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,161
Series 2010 C, 5.25% 8/1/39	1,300	1,489
Series 2015 A, 5% 8/1/29	7,000	8,325
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,402
5% 3/1/23	1,600	1,926
(Disney Parking Proj.):
0% 3/1/18	3,000	2,921
0% 3/1/19	3,200	3,058
0% 3/1/20	1,000	934
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,397
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,481
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,020
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,990	4,067
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,410	1,438
Series 2015 A:
5% 5/15/24 (b)	795	956
5% 5/15/25 (b)	2,250	2,723
5% 5/15/26 (b)	1,705	2,040
5% 5/15/27 (b)	1,250	1,483
5% 5/15/28 (b)	1,250	1,472
5% 5/15/29 (b)	1,575	1,842
5% 5/15/30 (b)	1,400	1,628
Series 2015 D:
5% 5/15/28 (b)	1,950	2,297
5% 5/15/29 (b)	2,550	2,983
5% 5/15/30 (b)	2,000	2,325
5% 5/15/31 (b)	2,540	2,939
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,083
5% 7/1/30	19,905	23,533
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	4,365	4,867
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,089
Series 2012 C, 5% 3/1/26	3,000	3,435
Series 2014 A:
5% 5/1/24	325	393
5% 5/1/25	540	648
5% 5/1/29	500	582
5% 5/1/30	1,000	1,154
5% 5/1/31	1,555	1,787
Series 2014 B:
5% 5/1/24	200	242
5% 5/1/25	225	270
5% 5/1/29	500	582
5% 5/1/30	400	462
5% 5/1/31	400	460
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,254
Series 2011 A1, 5% 7/1/21	7,110	8,496
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A:
5.75% 6/1/34	4,455	5,092
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,545	6,458
Series 2012 B, 5% 6/1/28	4,800	5,635
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,020	1,163
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,800
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	557
5% 7/1/39	4,095	4,490
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Pre-Refunded to 6/1/16 @ 100)	3,500	3,581
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	937
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,765
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,086
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,225	2,353
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,523
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,148
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,235
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,200
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,128
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,804
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	992
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,886
5% 9/1/25	1,000	1,130
5% 9/1/26	1,155	1,301
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,559
Series 2015:
4% 9/1/24 (FSA Insured)	330	379
5% 9/1/24 (FSA Insured)	1,000	1,228
5% 9/1/25 (FSA Insured)	1,400	1,708
5% 9/1/25 (FSA Insured)	680	830
5% 9/1/26 (FSA Insured)	1,500	1,800
5% 9/1/26 (FSA Insured)	500	600
5% 9/1/27 (FSA Insured)	455	537
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,491
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,616
12% 8/1/17 (FSA Insured)	1,000	1,187
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,852
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,033
5% 9/1/17 (AMBAC Insured)	2,735	2,925
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,794
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,764
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,488
Series 2012, 5% 1/15/25	3,460	3,973
Series 2015 A:
5% 1/15/28	1,225	1,459
5% 1/15/29	1,650	1,940
5% 1/15/30	1,665	1,946
5% 1/15/31	1,520	1,768
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	790	878
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,267
6.5% 8/1/24	1,220	1,413
Series 2013:
6.25% 8/1/30	1,500	1,781
6.625% 8/1/38	5,000	5,963
Series 2015 A:
5% 8/1/30	1,250	1,422
5% 8/1/30 (FSA Insured)	1,570	1,810
5% 8/1/40	3,500	3,855
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,482
5% 2/1/23	5,000	5,856
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,752
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,743
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,826
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	885
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,885	2,997
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,185	2,344
Series 2011 O, 5% 5/1/22 (b)	4,500	5,184
Series 2012 P:
5% 5/1/22 (b)	2,500	2,952
5% 5/1/24 (b)	2,820	3,262
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,878
5% 6/15/28	2,190	2,592
5% 12/15/28	2,200	2,600
5% 12/15/29	4,825	5,651
5% 12/15/30	3,500	4,173
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,836
Series 2011, 0% 8/1/46	10,150	2,627
Series B:
0% 8/1/33	4,840	2,464
0% 8/1/35	9,000	4,155
0% 8/1/37	6,325	2,631
0% 8/1/38	20,710	8,219
0% 8/1/40	11,665	4,185
0% 8/1/41	5,130	1,748
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	756
5% 9/15/26	940	1,050
5% 9/1/33	1,750	1,911
5% 9/1/34	1,230	1,333
5% 9/1/35	1,585	1,710
5% 9/1/36	1,410	1,516
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,099
5% 9/1/26 (FSA Insured)	1,350	1,609
5% 9/1/27 (FSA Insured)	1,700	2,014
5% 9/1/28 (FSA Insured)	1,700	2,000
5% 9/1/29 (FSA Insured)	1,850	2,157
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,529
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,311
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,793
5.75% 6/1/48	5,000	5,569
Series 2013 B:
0% 6/1/41	5,000	1,263
0% 6/1/42	6,000	1,429
0% 6/1/43	6,500	1,462
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,054
5% 8/1/27	1,725	2,059
5% 8/1/28	1,935	2,293
5% 8/1/29	2,330	2,742
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,133
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,964
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,987
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,785
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,372
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,240
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,239
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,705	1,895
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	6,000	4,079
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,344
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,356
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,920
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,539
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,333
5% 8/1/24 (FSA Insured)	1,250	1,498
5% 8/1/25 (FSA Insured)	2,000	2,376
5% 8/1/27 (FSA Insured)	2,000	2,341
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,336
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,835
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (b)	1,400	1,437
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,010
Series 2015 A, 5% 10/15/44	4,005	4,513
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,685
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,981
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,317
Series 2008 C:
0% 7/1/37	1,300	531
0% 7/1/40	15,985	5,618
0% 7/1/46	13,505	3,558
0% 7/1/47	4,000	1,006
Series 2008 E, 0% 7/1/47 (c)	8,700	4,559
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (b)	4,100	4,121
5.25% 1/1/18 (AMBAC Insured) (b)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,849
Series 2014 A:
5% 5/1/40 (b)	1,865	2,052
5% 5/1/44 (b)	8,390	9,191
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,137
6.625% 8/1/39	1,000	1,161
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	926
5% 8/1/19	1,115	1,240
5% 8/1/21	800	904
5% 8/1/23	1,000	1,126
5% 8/1/24	750	843
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,311
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,054
5% 8/1/26 (FSA Insured)	1,055	1,255
5% 8/1/27 (FSA Insured)	1,250	1,474
5% 8/1/28 (FSA Insured)	1,250	1,465
5% 8/1/29 (FSA Insured)	3,150	3,643
5% 8/1/30 (FSA Insured)	4,070	4,653
5% 8/1/31 (FSA Insured)	650	742
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,006
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,921
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,064
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,179
5% 6/1/26	3,000	3,550
5% 6/1/33	9,035	10,417
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (b)	1,180	1,239
5% 3/1/24 (AMBAC Insured) (b)	9,690	10,149
5% 3/1/37 (AMBAC Insured) (b)	10,000	10,375
Series 2014 A:
5% 3/1/19 (b)	500	554
5% 3/1/20 (b)	3,500	3,962
5% 3/1/21 (b)	2,750	3,166
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,199
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,996
5% 10/1/29	675	806
5% 10/1/30	2,000	2,372
5% 10/1/31	2,310	2,726
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,547
Series 2010 B, 0% 8/1/47	9,000	2,263
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,917
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,033
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,668
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,144
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,103
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,451
5% 8/1/23	8,100	9,960
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	992
5% 6/15/26 (FSA Insured)	860	1,022
5% 6/15/27 (FSA Insured)	1,770	2,086
5% 6/15/28 (FSA Insured)	1,865	2,179
5% 6/15/29 (FSA Insured)	1,780	2,061
5% 6/15/30 (FSA Insured)	1,150	1,322
5% 6/15/31 (FSA Insured)	1,000	1,144
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,338
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,146
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,666
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,595
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,698
0% 9/1/22 (AMBAC Insured)	2,900	2,497
0% 9/1/25 (AMBAC Insured)	6,800	5,132
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	673
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,083
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,689
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,141
5% 8/15/26	1,975	2,233
5% 8/15/27	700	789
5% 8/15/28	1,000	1,125
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,450	6,167
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,686
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	360
5% 8/1/25 (FSA Insured)	750	892
5% 8/1/27 (FSA Insured)	265	310
5% 8/1/28 (FSA Insured)	510	594
5% 8/1/38 (FSA Insured)	2,500	2,739
5% 8/1/42 (FSA Insured)	4,650	5,062
5% 7/1/23 (FSA Insured)	1,270	1,493
5% 7/1/24 (FSA Insured)	1,350	1,580
5% 7/1/25 (FSA Insured)	1,060	1,237
5% 7/1/26 (FSA Insured)	1,110	1,290
5% 7/1/27 (FSA Insured)	1,065	1,231
5% 1/1/29 (FSA Insured)	600	686
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,183
5% 9/1/21	4,705	5,537
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,149
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,394
6% 6/1/22	1,100	1,118
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	5,906
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,638
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	995
5% 11/15/25 (FSA Insured)	800	977
5% 11/15/26 (FSA Insured)	965	1,167
5% 11/15/27 (FSA Insured)	1,500	1,802
5% 11/15/28 (FSA Insured)	1,165	1,391
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,259
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	964
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,653
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,438
4% 5/15/20	615	688
5% 5/15/19	2,830	3,214
Series 2013 J, 5% 5/15/48	7,300	8,053
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Pre-Refunded to 5/15/16 @ 101)	4,250	4,383
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,476
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,133
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,283
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,416
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,565
5% 8/1/30	6,710	7,912
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	7,700	8,644
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,192
5% 11/1/25	1,000	1,191
5% 11/1/26	1,000	1,186
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	2,120	2,246
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,653
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,478
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	683
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,536
5.5% 8/1/38	1,500	1,746
5.5% 8/1/40	5,000	5,790
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,346
6.25% 7/1/39	7,015	7,838
Series 2010 A, 5.5% 7/1/38	3,100	3,291
Series A:
5% 7/1/23	1,460	1,535
5% 7/1/25	1,665	1,748
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,668
Series 2012, 5% 8/1/32	8,265	9,261
Series 2014 A:
5% 8/1/23	365	442
5% 8/1/24	2,195	2,677
5% 8/1/25	2,555	3,069
5% 8/1/26	2,550	3,030
5% 8/1/27	1,150	1,360
5% 8/1/28	1,000	1,178
5% 8/1/29	1,675	1,954
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,999
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,572
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,814

TOTAL CALIFORNIA		1,846,749

Guam - 0.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,205	1,289
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,633
Series 2009 B, 5% 10/1/25	1,500	1,647

TOTAL VIRGIN ISLANDS		3,280

TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $1,699,432)		1,851,318
NET OTHER ASSETS (LIABILITIES) - 4.3%		82,752
NET ASSETS - 100%		$1,934,070

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,698,293,000. Net unrealized appreciation aggregated $153,025,000, of which $154,558,000 related to appreciated investment securities and $1,533,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016